Quarterly Holdings Report
for
Fidelity® GNMA Fund
April 30, 2023
MOG-NPRT3-0623
1.800337.119
U.S. Government and Government Agency Obligations - 6.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bonds 3.625% 2/15/53	4,210	4,174
U.S. Treasury Notes:
3.75% 4/15/26	19,330	19,336
3.875% 3/31/25	32,870	32,736
3.875% 1/15/26	10,640	10,657
4% 2/15/26	19,800	19,913
4.625% 2/28/25	13,300	13,410
4.625% 3/15/26	45,590	46,680

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $146,438)		146,906

U.S. Government Agency - Mortgage Securities - 118.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 2.9%
12 month U.S. LIBOR + 1.460% 3.849% 1/1/35 (b)(c)	34	34
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (b)(c)	9	9
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (b)(c)	38	38
12 month U.S. LIBOR + 1.620% 3.87% 5/1/35 (b)(c)	78	80
12 month U.S. LIBOR + 1.620% 3.945% 3/1/33 (b)(c)	32	32
12 month U.S. LIBOR + 1.630% 3.797% 11/1/36 (b)(c)	43	43
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (b)(c)	53	54
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (b)(c)	85	87
12 month U.S. LIBOR + 1.890% 3.584% 8/1/35 (b)(c)	65	67
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (b)(c)	8	8
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (b)(c)	11	11
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (b)(c)	18	18
6 month U.S. LIBOR + 1.550% 5.748% 10/1/33 (b)(c)	6	6
6 month U.S. LIBOR + 1.550% 5.926% 9/1/33 (b)(c)	140	143
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (b)(c)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.129% 7/1/36 (b)(c)	36	37
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (b)(c)	15	15
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.258% 7/1/34 (b)(c)	152	156
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.585% 9/1/34 (b)(c)	23	24
1.5% 6/1/51 to 8/1/51	1,030	812
2% 2/1/28 to 2/1/37	14,490	13,158
2.5% 1/1/28 to 2/1/52	11,305	10,179
2.5% 11/1/41	534	478
3% 2/1/33 to 3/1/52	3,628	3,390
3.5% 1/1/52 to 4/1/52	17,420	16,212
4% 9/1/52	1,170	1,124
4.5% 9/1/52 to 11/1/52	4,494	4,391
5% 10/1/52 to 12/1/52	7,313	7,352
5.5% 11/1/52 to 12/1/52	11,820	11,935
6% 11/1/52	2,185	2,236
8.5% 12/1/27	9	9
TOTAL FANNIE MAE		72,144
Freddie Mac - 4.7%
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (b)(c)	50	51
12 month U.S. LIBOR + 1.860% 4.11% 8/1/34 (b)(c)	45	46
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (b)(c)	160	163
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (b)(c)	1	1
6 month U.S. LIBOR + 1.880% 4.369% 10/1/36 (b)(c)	118	119
6 month U.S. LIBOR + 1.990% 4.001% 10/1/35 (b)(c)	64	64
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.468% 6/1/33 (b)(c)	95	96
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.336% 12/1/35 (b)(c)	399	406
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.599% 6/1/33 (b)(c)	174	177
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.39% 3/1/35 (b)(c)	312	318
1.5% 3/1/51 to 4/1/51	11,641	9,179
2% 3/1/36 to 1/1/37	3,495	3,157
2.5% 1/1/28 to 1/1/52	6,906	6,169
2.5% 6/1/41	556	497
2.5% 11/1/41	712	637
2.5% 4/1/42	484	433
3% 2/1/34 to 3/1/52	5,354	5,136
3.5% 9/1/51 to 3/1/52 (d)	15,838	14,797
4.5% 9/1/52 (e)(f)	45,642	44,594
5% 10/1/52 to 12/1/52	20,153	20,100
5.5% 12/1/52 to 3/1/53	7,372	7,482
6.5% 1/1/53	584	604
TOTAL FREDDIE MAC		114,226
Ginnie Mae - 102.4%
3% 5/15/27 to 12/20/50	184,817	171,495
3.5% 9/15/26 to 5/20/50 (e)(f)	252,187	241,310
3.7% 10/15/42	4,223	4,069
4% 5/15/44	872	848
4.5% 7/15/33 to 11/20/52	97,665	97,115
4.75% 7/15/40	351	355
4.875% 9/15/39 to 12/15/39	3,207	3,254
5.09% 4/15/36 to 11/15/36	2,792	2,835
5.15% 2/15/36 to 4/15/36	146	148
5.2% 7/15/36	49	50
5.25% 4/15/36 to 4/15/37	170	173
5.39% 5/15/36	45	47
5.45% 2/15/37	421	433
5.5% 7/20/24 to 2/20/42	3,914	4,065
5.6% 11/15/36	136	142
5.85% 1/15/37	54	56
6.45% 1/15/32 to 8/15/32	95	99
6.5% 9/15/23 to 1/15/39	2,836	2,995
7% to 7% 5/15/23 to 9/20/34	6,076	6,355
7.25% 9/15/27	20	21
7.5% to 7.5% 5/15/23 to 8/20/32	2,035	2,135
8% 12/15/23 to 9/15/31	513	535
8.5% 9/15/30 to 2/15/31	105	113
9% 9/15/23 to 5/15/30	2	2
2% 9/20/50 to 4/20/51	399,327	343,446
2% 5/1/53 (g)	141,250	121,005
2% 5/1/53 (g)	26,500	22,702
2% 5/1/53 (g)	4,500	3,855
2% 5/1/53 (g)	4,950	4,241
2% 6/1/53 (g)	118,050	101,278
2% 6/1/53 (g)	90,450	77,599
2% 6/1/53 (g)	32,000	27,453
2.25% 5/20/50	2,148	1,849
2.375% 5/20/50	1,382	1,199
2.5% 3/15/28 to 10/20/52	330,079	293,841
2.5% 5/1/53 (g)	88,550	78,368
2.5% 5/1/53 (g)	47,950	42,436
2.5% 5/1/53 (g)	44,650	39,516
2.5% 6/1/53 (g)	143,000	126,701
2.5% 6/1/53 (g)	111,800	99,058
2.625% 5/20/50	3,796	3,357
2.75% 5/20/50	1,969	1,756
3% 5/1/53 (g)	42,700	39,003
3% 5/1/53 (g)	42,600	38,912
3% 5/1/53 (g)	42,625	38,935
3% 5/1/53 (g)	72,325	66,064
3% 5/1/53 (g)	27,875	25,462
3% 5/1/53 (g)	32,575	29,755
3% 6/1/53 (g)	66,350	60,665
3.25% 2/20/41 to 7/20/46	873	792
3.375% 5/20/50	455	423
3.5% 5/1/53 (g)	39,200	36,796
3.5% 5/1/53 (g)	14,400	13,517
3.74% 7/20/42 to 8/20/42	326	316
3.75% 10/20/41 to 7/20/47	17,170	16,511
4% 2/20/33 to 1/20/50	143,582	141,026
4% 5/1/53 (g)	4,450	4,278
4% 5/1/53 (g)	3,600	3,461
4.25% 1/20/46	297	294
5% 6/20/29 to 7/20/48	43,568	44,398
5.35% 4/20/29 to 12/20/30	3,837	3,880
5.75% 9/20/39 to 9/20/40	5,937	6,261
6% to 6% 12/20/23 to 3/15/39	5,785	6,021
7.395% 7/20/25 to 2/20/27	106	108
TOTAL GINNIE MAE		2,505,188
Uniform Mortgage Backed Securities - 8.3%
1.5% 5/1/53 (g)	375	296
2% 5/1/53 (g)	13,100	10,889
2.5% 5/1/38 (g)	3,600	3,344
2.5% 5/1/38 (g)	5,400	5,016
3% 5/1/53 (g)	14,850	13,345
3% 5/1/53 (g)	14,850	13,345
4% 5/1/53 (g)	3,350	3,202
4% 5/1/53 (g)	3,100	2,963
4% 5/1/53 (g)	16,950	16,203
4% 5/1/53 (g)	12,300	11,758
5% 5/1/38 (g)	4,300	4,321
5% 5/1/38 (g)	425	427
5% 5/1/38 (g)	10,150	10,199
5% 5/1/38 (g)	2,450	2,462
5% 5/1/38 (g)	3,700	3,718
5% 5/1/38 (g)	2,500	2,512
5% 5/1/38 (g)	3,975	3,994
5.5% 5/1/53 (g)	4,800	4,840
5.5% 5/1/53 (g)	7,000	7,058
5.5% 5/1/53 (g)	7,000	7,058
5.5% 5/1/53 (g)	8,100	8,167
5.5% 5/1/53 (g)	2,400	2,420
5.5% 5/1/53 (g)	9,600	9,679
5.5% 5/1/53 (g)	16,600	16,737
5.5% 5/1/53 (g)	11,400	11,494
5.5% 6/1/53 (g)	18,400	18,552
5.5% 6/1/53 (g)	9,800	9,881
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		203,880
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,967,307)		2,895,438

Collateralized Mortgage Obligations - 11.7%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 11.7%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	27	27
Series 2016-3 Class IP, 4% 2/25/46 (h)	16,761	3,095
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	4,218	677
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.1796% 10/25/47 (b)(h)(i)	13,335	1,724
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(h)	95	16
Series 339 Class 5, 5.5% 7/25/33 (h)	119	19
Series 343 Class 16, 5.5% 5/25/34 (h)	113	18
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	256	270
Series 40 Class K, 6.5% 8/17/24	6	6
sequential payer Series 2204 Class N, 7.5% 12/20/29	462	484
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.2523% 8/15/47 (b)(h)(i)	6,033	757
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 1.7073% 7/20/41 (b)(h)(i)	7,096	988
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.7423% 6/16/37 (b)(h)(i)	628	72
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 5.6977% 6/16/38 (b)(c)	161	162
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 5.5327% 7/20/38 (b)(c)	417	416
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 5.5977% 10/16/40 (b)(c)	777	778
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.3806% 3/20/60 (b)(c)(j)	6,745	6,710
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.1606% 7/20/60 (b)(c)(j)	6,411	6,348
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.0014% 9/20/60 (b)(c)(j)	7,439	7,369
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.0014% 8/20/60 (b)(c)(j)	5,767	5,710
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.0814% 12/20/60 (b)(c)(j)	2,632	2,610
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.2014% 12/20/60 (b)(c)(j)	2,497	2,482
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.2014% 2/20/61 (b)(c)(j)	493	489
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.1914% 2/20/61 (b)(c)(j)	3,028	3,007
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.2014% 4/20/61 (b)(c)(j)	2,210	2,195
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.2014% 5/20/61 (b)(c)(j)	3,614	3,594
Class FC, 1 month U.S. LIBOR + 0.500% 5.2014% 5/20/61 (b)(c)(j)	2,546	2,531
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.2314% 6/20/61 (b)(c)(j)	3,087	3,070
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.3014% 10/20/61 (b)(c)(j)	3,518	3,502
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 5.2977% 4/16/42 (b)(c)	299	295
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 5.2477% 6/16/42 (b)(c)	349	345
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.4014% 11/20/61 (b)(c)(j)	3,442	3,429
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.4014% 1/20/62 (b)(c)(j)	1,858	1,852
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.3314% 1/20/62 (b)(c)(j)	3,230	3,215
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.3314% 3/20/62 (b)(c)(j)	1,557	1,548
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.872% 5/20/61 (b)(c)(j)	22	22
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9125% 5/20/63 (b)(c)(j)	26	26
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9014% 4/20/63 (b)(c)(j)	41	40
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 5.3027% 1/20/46 (b)(c)	783	765
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 5.4027% 4/20/49 (b)(c)	5,566	5,473
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,665	2,748
Series 2004-19 Class DP, 5.5% 3/20/34	1	1
Series 2005-24 Class TC, 5.5% 3/20/35	1,851	1,888
Series 2005-57 Class PB, 5.5% 7/20/35	2,703	2,809
Series 2006-50 Class JC, 5% 6/20/36	508	506
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (b)(i)	2,250	1,917
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	191	13
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	8,709	1,337
Series 2016-69 Class WA, 3% 2/20/46	1,058	993
Series 2017-134 Class BA, 2.5% 11/20/46	449	410
Series 2017-139 Class K, 3% 8/20/47	14,638	13,633
Series 2017-153 Class GA, 3% 9/20/47	2,915	2,700
Series 2017-182 Class KA, 3% 10/20/47	2,255	2,090
Series 2018-13 Class Q, 3% 4/20/47	2,880	2,704
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	814	843
Series 2004-24 Class ZM, 5% 4/20/34	1,698	1,699
Series 2004-46 Class BZ, 6% 6/20/34	1,020	1,050
Series 2004-86 Class G, 6% 10/20/34	6,273	6,587
Series 2005-26 Class ZA, 5.5% 1/20/35	7,686	7,973
Series 2005-47 Class ZY, 6% 6/20/35	5,564	5,787
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,042
Series 2005-82 Class JV, 5% 6/20/35	1,470	1,502
Series 2006-2 Class Z, 5.5% 1/20/36	3,360	3,492
Series 2010-160 Class DY, 4% 12/20/40	14,874	14,760
Series 2010-168 Class BG, 4% 4/20/40	6,177	6,078
Series 2010-170 Class B, 4% 12/20/40	2,350	2,332
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 0.0446% 2/16/41 (b)(i)	5,221	4,642
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 0.4932% 5/16/41 (b)(i)	9,771	8,732
Series 2017-139 Class BA, 3% 9/20/47	4,942	4,563
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	12,863	12,444
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 1.5523% 5/16/34 (b)(h)(i)	200	17
Class SG, 6.500% - 1 month U.S. LIBOR 1.5473% 3/20/33 (b)(h)(i)	2,493	158
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 2.2523% 8/16/34 (b)(h)(i)	1,158	111
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.2523% 8/17/34 (b)(h)(i)	346	43
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 1.8473% 2/20/35 (b)(h)(i)	1,959	166
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,039
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 1.3473% 7/20/34 (b)(h)(i)	1,993	205
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 3.6709% 3/20/36 (b)(i)	2,085	2,165
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 10.5137% 6/16/37 (b)(i)	460	552
Series 2009-13 Class E, 4.5% 3/16/39	1,754	1,750
Series 2009-42 Class AY, 5% 6/16/37	1,184	1,197
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.0023% 2/16/40 (b)(h)(i)	1,388	93
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.1606% 5/20/60 (b)(c)(j)	4,109	4,073
Series 2011-52 Class HI, 7% 4/16/41 (h)	281	44
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 1.0473% 4/20/41 (b)(h)(i)	3,325	362
Series 2012-103 Class IL, 3% 8/20/27 (h)	7,049	280
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 1.0973% 6/20/42 (b)(h)(i)	6,527	780
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.7523% 6/16/42 (b)(h)(i)	1,059	111
Series 2013-149 Class MA, 2.5% 5/20/40	10,532	10,130
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	2,888	492
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 0% 3/20/41 (b)(i)	13,096	11,702
Series 2014-133 Class IB, 5% 9/20/44 (h)	2,789	544
Series 2014-146 Class EI, 5% 10/20/44 (h)	5,325	1,082
Series 2014-154 Class IO, 5% 10/20/44 (h)	1,076	218
Series 2014-158 Class ID, 5% 10/20/44 (h)	4,664	965
Series 2014-178 Class IO, 5% 11/20/44 (h)	6,676	1,329
Series 2014-2 Class BA, 3% 1/20/44	3,587	3,336
Series 2014-21 Class HA, 3% 2/20/44	1,323	1,229
Series 2014-25 Class HC, 3% 2/20/44	2,284	2,119
Series 2014-5 Class A, 3% 1/20/44	1,948	1,812
Series 2015-117 Class KI, 5% 8/20/45 (h)	6,389	1,254
Series 2015-14 Class IO, 5% 10/20/44 (h)	7,222	1,442
Series 2015-79 Class IC, 5% 5/20/45 (h)	3,472	682
Series 2015-H21:
Class HZ, 4.2816% 6/20/63 (b)(j)	445	439
Class JZ, 4.1319% 6/20/65 (b)(j)	337	333
Series 2016-146 Class AL, 5.6931% 5/20/40 (b)	2,194	2,263
Series 2016-17 Class A, 3% 2/16/46	14,395	13,501
Series 2016-171 Class BI, 5% 10/20/44 (h)	6,495	1,296
Series 2017-186 Class HK, 3% 11/16/45	6,742	6,241
Series 2017-75 Class PT, 5.7367% 4/20/47 (b)	7,916	8,144
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.41% 8/20/66 (b)(c)(j)	8,818	8,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,125)		285,885

Commercial Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	213	206
Series 2015-K051 Class A2, 3.308% 9/25/25	337	328
Series 2022-150 Class A2, 3.71% 9/25/32	1,800	1,732
Series 2017-K727 Class A2, 2.946% 7/25/24	4,025	3,928
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(h)	274	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9751% 9/16/42 (b)(h)	1,382	24
Series 2002-62 Class IO, 1.1686% 8/16/42 (b)(h)	607	7
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,327)		6,225

Money Market Funds - 17.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (k) (Cost $429,375)	429,288,882	429,375

TOTAL INVESTMENT IN SECURITIES - 153.8% (Cost $3,867,572)	3,763,829
NET OTHER ASSETS (LIABILITIES) - (53.8)%	(1,316,185)
NET ASSETS - 100.0%	2,447,644

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 5/1/53	(90,450)	(77,486)
2% 5/1/53	(32,000)	(27,413)
2% 5/1/53	(13,100)	(11,222)
2.5% 5/1/53	(111,800)	(98,944)
3% 5/1/53	(66,350)	(60,606)

TOTAL GINNIE MAE		(275,671)

Uniform Mortgage Backed Securities
2% 5/1/53	(13,100)	(10,889)
2.5% 5/1/53	(6,900)	(5,972)
3% 5/1/53	(14,850)	(13,345)
3% 5/1/53	(14,850)	(13,345)
3.5% 5/1/53	(4,875)	(4,533)
3.5% 5/1/53	(2,150)	(1,999)
4.5% 5/1/53	(4,500)	(4,397)
5% 5/1/53	(4,750)	(4,723)
5.5% 5/1/53	(2,400)	(2,420)
5.5% 5/1/53	(2,400)	(2,420)
5.5% 5/1/53	(2,400)	(2,420)
5.5% 5/1/53	(18,400)	(18,552)
5.5% 5/1/53	(11,400)	(11,494)
5.5% 5/1/53	(9,800)	(9,881)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(106,390)

TOTAL TBA SALE COMMITMENTS (Proceeds $380,022)		(382,061)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	494	Jun 2023	101,845	310	310
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	5	Jun 2023	707	3	3

TOTAL PURCHASED					313

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,794	Jun 2023	206,674	(3,746)	(3,746)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	77	Jun 2023	8,450	(12)	(12)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	495	Jun 2023	65,170	(2,386)	(2,386)

TOTAL SOLD					(6,144)

TOTAL FUTURES CONTRACTS					(5,831)
The notional amount of futures purchased as a percentage of Net Assets is 4.2%
The notional amount of futures sold as a percentage of Net Assets is 11.4%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	7,606	136	0	136
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	3,541	116	0	116
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2033	1,362	59	0	59
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2053	3,936	185	0	185
TOTAL INTEREST RATE SWAPS							496	0	496

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $343,000.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,810,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $716,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	877,434	650,926	1,098,985	17,545	-	-	429,375	1.1%
Fidelity Securities Lending Cash Central Fund 4.88%	-	135,122	135,122	10	-	-	-	0.0%
Total	877,434	786,048	1,234,107	17,555	-	-	429,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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